Debt - Additional Information - Convertible Senior Notes (Details) - Convertible Senior Notes		12 Months Ended
	May 20, 2014 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Conversion rate	0.0763636	0.0773144
Conversion price (in dollars per share) | $ / shares	$ 13.10
Premium above public offering price	22.50%
Cash dividend per share (in dollars per share) | $ / shares	$ 0.16625
Value of the embedded conversion premium, included in net debt (discount)	$ 56,700,000	$ 23,700,000	$ 33,500,000
Unamortized deferred financing costs	19,600,000
Deferred financing costs		$ 8,000,000	$ 11,400,000
Convertible Senior Notes Due 2019
Debt Instrument [Line Items]
Aggregate principal amount of debt	$ 402,500,000.0
Weighted average stated interest rate	2.875%
Convertible Senior Notes Due 2021
Debt Instrument [Line Items]
Aggregate principal amount of debt	$ 345,000,000.0
Weighted average stated interest rate	3.75%